Document and Entity Information	Apr. 20, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001822928
Document Type	8-K
Document Period End Date	Apr. 20, 2022
Entity Registrant Name	HOLLEY INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39599
Entity Tax Identification Number	87-1727560
Entity Address, Address Line One	1801 Russellville Road
Entity Address, City or Town	Bowling Green
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	42101
City Area Code	(270)
Local Phone Number	782-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	HLLY
Security Exchange Name	NYSE
Warrants Each Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	HLLY WS
Security Exchange Name	NYSE